Net sales	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Net sales
28	Net sales

	December 31, 2017	December 31, 2016	December 31, 2015
Gross revenue from sales of products and services	15,835,343	14,673,819	14,387,630
Construction revenue	351,193	339,025	408,086
Indirect taxes and deductions (i)	(2,604,073)	(2,494,705)	(2,440,180)

Net revenue	13,582,463	12,518,139	12,355,536

(i)	On April 1, 2017, the effective tax rate ICMS – State tax on gas sales was changed from 12% to 15%.